Investments in equity accounted associates - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Non-current assets	$ 133,178	$ 121,834
Current assets	188,866	191,149
Total assets	322,044	312,983
LIABILITIES AND SHAREHOLDERS' EQUITY
Total equity	(148,776)	(161,048)	$ (101,908)	$ (48,570)
NoncurrentLiabilities	138,418	151,206
Current liabilities	332,402	322,825
Total liabilities	470,820	474,031
Total liabilities and shareholders' equity	322,044	$ 312,983
MX Capital Ltd
ASSETS
Non-current assets	13,649
Current assets	13,731
Total assets	27,380
LIABILITIES AND SHAREHOLDERS' EQUITY
Total equity	(291)
NoncurrentLiabilities	23,976
Current liabilities	3,695
Total liabilities	27,671
Total liabilities and shareholders' equity	$ 27,380